Warrant Liabilities (Details) - USD ($)			6 Months Ended	12 Months Ended		24 Months Ended
	Dec. 21, 2022	Oct. 14, 2022	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2026	Dec. 31, 2023	Dec. 31, 2022
Warrant Liabilities [Line Items]
Number of holders to subscribe shares				45,884,182	43,625,825		42,002,325	6,206,481
Warrants exercise period	5 years	5 years
Class C Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Number of shares issued	8,349,958
Number of holders to subscribe shares		8,349,958
Warrants [Member]
Warrant Liabilities [Line Items]
Number of shares issued				26,282,971
Sponsor Warrants [Member]
Warrant Liabilities [Line Items]
Exercise price per (in Dollars per share)			$ 11.5	$ 11.5
Sponsor Warrants [Member] | Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrants carrying amount (in Dollars)			$ 365,247	$ 349,014	$ 430,180	$ 349,014
Class A-1 Warrants [Member]
Warrant Liabilities [Line Items]
Number of shares issued		12,040,542
Exercise price per (in Dollars per share)		$ 2.9899
Class A-2 Warrants [Member]
Warrant Liabilities [Line Items]
Number of shares issued		4,013,516
Exercise price per (in Dollars per share)		$ 5.9798
Class A-2 Warrants [Member] | Warrants [Member]
Warrant Liabilities [Line Items]
Number of shares issued		4,013,516
Class A3 Warrants [Member]
Warrant Liabilities [Line Items]
Exercise price per (in Dollars per share)		$ 8.9697
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Number of holders to subscribe shares		20,067,574
Share subscribed (in Dollars per share)		$ 0.307212
Class C Warrants [Member]
Warrant Liabilities [Line Items]
Exercise price per (in Dollars per share)	$ 0.0001	$ 0.0001
Warrant issued	8,349,958	8,349,958